Award Timing Disclosure $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2025	Sep. 27, 2024 USD ($) shares $ / shares Rate	Jun. 27, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Stock Option Grant Timing Policy

The Compensation Committee takes into account the timing of our disclosure of material nonpublic information when awarding stock options. Specifically, the Compensation Committee awards stock options at the close of the market on the second trading day following our release of quarterly earnings results, which the Compensation Committee believes is a sufficient amount of time for the public markets to absorb our quarterly earnings results. Accordingly, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Consistent with this practice, during fiscal 2025, the Compensation Committee awarded stock options, including those awarded to the NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Pursuant to SEC Rules, we are providing the following information relating to stock options awarded to NEOs in the Designated Periods occurring during fiscal 2025:

Name	Grant Date	Number of Securities Underlying the Award	Per Share Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($) (1)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosures of Material Non-public Information and the Trading Day Beginning Immediately Following the Disclosure of Material Non-public Information (2) (%)

Joseph B. Hayek	6/27/2024	9,000	47.00	423,000	(4.54)
Colin J. Souza	6/27/2024	1,000	47.00	47,000	(4.54)
Patrick J. Kennedy	6/27/2024	3,400	47.00	159,800	(4.54)
Steven M. Caravati	6/27/2024	2,900	47.00	136,300	(4.54)
James R. Bowes	6/27/2024	2,100	47.00	98,700	(4.54)
B. Andrew Rose	9/27/2024	23,000	40.83	939,090	(0.22)

(1) The grant date fair values shown in this column are computed in accordance with ASC 718 using the number of common shares underlying the award on the grant date and the closing price of the common shares on the grant date.

(2) For the stock options issued on June 27, 2024, the closing market price prior to issuing the current report on Form 8-K on July 1, 2024 was $47.33 and the market price at the close of the following trading day was $45.18. For the stock options issued on September 27, 2024, the closing market price prior to issuing the current report on Form 8-K on October 1, 2024 was $41.45 and the market price at the close of the following trading day was $41.36.

Award Timing Method	Specifically, the Compensation Committee awards stock options at the close of the market on the second trading day following our release of quarterly earnings results, which the Compensation Committee believes is a sufficient amount of time for the public markets to absorb our quarterly earnings results.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee takes into account the timing of our disclosure of material nonpublic information when awarding stock options.
MNPI Disclosure Timed for Compensation Value	false
Joseph B. Hayek
Awards Close in Time to MNPI Disclosures
Name			Joseph B. Hayek
Underlying Securities | shares			9,000
Exercise Price | $ / shares			$ 47
Fair Value as of Grant Date | $			$ 423,000
Underlying Security Market Price Change | Rate			(4.54%)
Colin J. Souza
Awards Close in Time to MNPI Disclosures
Name			Colin J. Souza
Underlying Securities | shares			1,000
Exercise Price | $ / shares			$ 47
Fair Value as of Grant Date | $			$ 47,000
Underlying Security Market Price Change | Rate			(4.54%)
Patrick J. Kennedy
Awards Close in Time to MNPI Disclosures
Name			Patrick J. Kennedy
Underlying Securities | shares			3,400
Exercise Price | $ / shares			$ 47
Fair Value as of Grant Date | $			$ 159,800
Underlying Security Market Price Change | Rate			(4.54%)
Steven M. Caravati
Awards Close in Time to MNPI Disclosures
Name			Steven M. Caravati
Underlying Securities | shares			2,900
Exercise Price | $ / shares			$ 47
Fair Value as of Grant Date | $			$ 136,300
Underlying Security Market Price Change | Rate			(4.54%)
James R. Bowes
Awards Close in Time to MNPI Disclosures
Name			James R. Bowes
Underlying Securities | shares			2,100
Exercise Price | $ / shares			$ 47
Fair Value as of Grant Date | $			$ 98,700
Underlying Security Market Price Change | Rate			(4.54%)
B. Andrew Rose
Awards Close in Time to MNPI Disclosures
Name		B. Andrew Rose
Underlying Securities | shares		23,000
Exercise Price | $ / shares		$ 40.83
Fair Value as of Grant Date | $		$ 939,090
Underlying Security Market Price Change | Rate		(0.22%)